Financial instruments (Details 3) € in Millions	12 Months Ended
	Dec. 31, 2021 EUR (€) Item	Dec. 31, 2020 EUR (€)	Dec. 31, 2019 EUR (€)
Disclosure of detailed information about financial instruments [line items]
Borrowings	€ 2,241.0	€ 483.0	€ 229.0
Woowa Brothers Corp | Market comparable companies | Historical volatility for shares, measurement input
Disclosure of detailed information about financial instruments [line items]
Percentage of reasonably possible increase (decrease) in unobservable input, assets	5.00%
Increase (decrease) in fair value measurement due to reasonably possible increase (decrease) in unobservable input, assets	€ 0.0
Foreign currency risk
Disclosure of detailed information about financial instruments [line items]
Percentage of reasonably possible change in foreign currency exchange rates	5.00%
Level 3 | Financial assets at fair value through profit or loss (FVTPL) | Woowa Brothers Corp
Disclosure of detailed information about financial instruments [line items]
Equity investment	0.24%
Fair value through profit or loss	€ 9.0	8.0
Gain (loss) recognised	1.1	0.0
Forward contract
Disclosure of detailed information about financial instruments [line items]
Notional amount
Forward contract | Level 2
Disclosure of detailed information about financial instruments [line items]
Gain (loss) recognised	2.0	2.0
Forward contract | USD
Disclosure of detailed information about financial instruments [line items]
Notional amount	77.0	30.0
Forward contract | GBP
Disclosure of detailed information about financial instruments [line items]
Notional amount		29.0
Convertible bond
Disclosure of detailed information about financial instruments [line items]
Number of components | Item	2
Convertible bond | Fixed coupon interest rate
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	€ 1,412.0	538.0
Revolving credit facility | Interest rate risk | Floating interest rate
Disclosure of detailed information about financial instruments [line items]
Borrowings	€ 0.0
Secured bank loan | Interest rate risk | Floating interest rate
Disclosure of detailed information about financial instruments [line items]
Period of borrowings maturity	2 years
Senior notes | Fixed coupon interest rate
Disclosure of detailed information about financial instruments [line items]
Financial liabilities at fair value	€ 438.0